Note 10 - Leases	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Notes to Financial Statements
Lessee, Operating Leases [Text Block]

NOTE 11: LEASES

The Company has adopted ASU No. 2016-02, Leases (Topic 842) and accounts for their leases in terms of the right of use assets and offsetting lease liability obligations under this pronouncement. The Company recorded these leases at present value, in accordance with the standard, using a discount rate between 2.5% and 11.36%. The right of use asset is composed of the sum of all lease payments, at present value, and is amortized straight line over the life of the expected lease term. For the expected term of the lease the Company used the initial terms ranging between 42 and 60 months.

Upon the election by the Company to extend the lease for additional years, that election will be treated as a lease modification and the lease will be reviewed for re-measurement.

The Company has chosen to implement this standard using the modified retrospective model approach with a cumulative-effect adjustment, which does not require the Company to adjust the comparative periods presented when transitioning to the new guidance. The Company has also elected to utilize the transition related practical expedients permitted by the new standard. The modified retrospective approach provides a method for recording existing leases at adoption and in comparative periods that approximates the results of a modified retrospective approach. Adoption of the new standard did not result in an adjustment to retained earnings for the Company.

As of December 31, 2022, the value of the unamortized lease right of use asset for the operating leases is $316,271 (through maturity in September 2027).

As of December 31, 2022, the Company’s lease liability was $317,171 from operating leases.

Maturity of lease liability for the operating leases for the period ended December 31,
2023	$87,461
2024	71,077
2025	72,000
2026	72,000
2027	54,000
Imputed interest	(39,367)
Total lease liability	$317,171

Disclosed as:
Current portion	$72,319
Non-current portion	$244,852

Amortization of the right of use asset for the period ended December 31,

2023	$75,920
2024	62,320
2025	61,827
2026	65,113
2027	51,091

Total	$316,271

Total Lease Cost

Individual components of the total lease cost incurred by the Company is as follows:

	Nine Months	Nine Months
	ended	ended
	December 31,	December 31,
	2022	2021
	(unaudited)	(unaudited)
Operating lease expense	$55,568	$49,055

	Three Months	Three Months
	ended	ended
	December 31,	December 31,
	2022	2021
	(unaudited)	(unaudited)
Operating lease expense	$22,765	$16,552

Banner Midstream Corp. [Member]
Notes to Financial Statements
Lessee, Operating Leases [Text Block]

NOTE 10: LEASES

The Company has adopted ASU No. 2016-02, Leases (Topic 842), as of April 1, 2019 and will account for their leases in terms of the right of use assets and offsetting lease liability obligations under this pronouncement. The Company recorded these leases at present value, in accordance with the standard, using discount rates ranging between 2.5% and 11.36%. The right of use asset is composed of the sum of all lease payments, at present value, and is amortized straight line over the life of the expected lease term. For the expected term of the lease the Company used the initial terms ranging between 42 and 60 months. Upon the election by the Company to extend the lease for additional years, that election will be treated as a lease modification and the lease will be reviewed for re-measurement.

The Company has chosen to implement this standard using the modified retrospective model approach with a cumulative-effect adjustment, which does not require the Company to adjust the comparative periods presented when transitioning to the new guidance. The Company has also elected to utilize the transition related practical expedients permitted by the new standard. The modified retrospective approach provides a method for recording existing leases at adoption and in comparative periods that approximates the results of a modified retrospective approach. Adoption of the new standard did not result in an adjustment to retained earnings for the Company.

The Company’s portfolio of leases contains both finance and operating leases. As of March 31, 2022, the value of the unamortized lease right of use asset is $365,220, of which $301,126 is from financing leases (through maturity at June 30, 2024) and $64,094 is from operating leases (through maturity at June 30, 2024). As of March 31, 2022, the Company’s lease liability was $379,658, of which $295,058 is from financing leases and $67,523 is from operating leases.

Maturity of lease liability for the operating leases for the period ended March 31,
2023	$49,067
2024	$23,279
2025	$601
Imputed interest	$(5,424)
Total lease liability	$67,523

Disclosed as:
Current portion	$45,004
Non-current portion	$22,519

Maturity of lease liability for the financing leases for the period ended March 31,
2023	$151,287
2024	$134,067
2025	$18,127
2026	$-
Imputed interest	$(8,423)
Total lease liability	$295,058

Disclosed as:
Current portion	$145,174
Non-current portion	$149,884

Amortization of the right of use asset for the period ended March 31,
2023	$189,561
2024	$156,762
2025	$18,897

Total	$365,220

Total Lease Cost

Individual components of the total lease cost incurred by the Company is as follows:

	Year ended March 31, 2022	Year ended March 31, 2021

Operating lease expense	$65,606	$82,959

Finance lease expense
Depreciation of capitalized finance lease assets	161,603	136,804
Interest expense on finance lease liabilities	10,372	14,482
Total lease cost	$237,581	$234,245